Costs According to Type of Cost (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs according to Type of Cost
Other external expenses	kr 549,079	kr 311,329	kr 176,729
Personnel costs	164,206	68,943	34,157
Depreciation on equipment's and right-of-use assets	34,433	2,823	1,822
Other operating expenses	6,344		4,525
Total	kr 754,062	kr 383,095	kr 217,233